Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Communication Services - 1.4%
Reddit, Inc. - Class A (a)	510	$68,671
ROBLOX Corp. - Class A (a)	489	27,658
		96,329

Consumer Discretionary - 16.0%
Amer Sports, Inc. (a)	1,603	52,771
Bright Horizons Family Solutions, Inc. (a)	422	34,659
Carvana Co. (a)	222	69,792
Chipotle Mexican Grill, Inc. (a)	1,214	38,860
Coupang, Inc. - Class A (a)	7,336	138,504
Domino's Pizza, Inc.	253	90,774
DoorDash, Inc. - Class A (a)	491	73,724
Expedia Group, Inc.	583	134,609
Hilton Worldwide Holdings, Inc.	933	283,706
Ross Stores, Inc.	326	70,621
Ulta Beauty, Inc. (a)	190	99,315
		1,087,335

Consumer Staples - 0.5%
Casey's General Stores, Inc.	52	37,849

Energy - 3.5%
Cheniere Energy, Inc.	349	99,032
Oceaneering International, Inc. (a)	3,854	136,702
		235,734

Financials - 4.9%
Ares Management Corp.	686	74,843
Arthur J Gallagher & Co.	346	74,937
Toast, Inc. - Class A (a)	2,489	65,983
Tradeweb Markets, Inc. - Class A	994	116,954
		332,717

Health Care - 17.4%
Alnylam Pharmaceuticals, Inc. (a)	448	148,230
Bruker Corp.	925	33,411
Cardinal Health, Inc.	1,145	241,950
Dexcom, Inc. (a)	2,025	127,170
Guardant Health, Inc. (a)	318	29,374
HealthEquity, Inc. (a)	1,418	118,502
Insulet Corp. (a)	476	99,884
Medline, Inc. (a)	3,063	136,303
Veeva Systems, Inc. - Class A (a)	737	129,461
West Pharmaceutical Services, Inc.	467	117,049
		1,181,334

Industrials - 23.3%
AAON, Inc.	1,019	84,322
Andersen Group, Inc. - Class A (a)	3,297	89,678
Applied Industrial Technologies, Inc.	448	118,863
Axon Enterprise, Inc. (a)	251	106,597
Carlisle Cos., Inc.	267	89,077
Comfort Systems USA, Inc.	117	161,342
Equifax, Inc.	431	77,610
FTAI Aviation Ltd.	573	140,385
HEICO Corp. - Class A	772	162,961
Old Dominion Freight Line, Inc.	432	84,413
OPENLANE, Inc. (a)	3,659	106,660
Parsons Corp. (a)	1,203	65,167
SiteOne Landscape Supply, Inc. (a)	834	111,014
Waste Connections, Inc.	1,170	190,055
		1,588,144

Information Technology - 21.7%
CCC Intelligent Solutions Holdings, Inc. (a)	16,959	101,754
Cloudflare, Inc. - Class A (a)	542	111,836
Datadog, Inc. - Class A (a)	1,107	130,681
Dynatrace, Inc. (a)	1,864	68,931
Everpure, Inc. - Class A (a)	1,614	95,291
Fair Isaac Corp. (a)	109	116,362
Guidewire Software, Inc. (a)	1,352	202,205
HubSpot, Inc. (a)	145	35,395
Lattice Semiconductor Corp. (a)	745	69,106
Marvell Technology, Inc.	1,357	134,411
Monolithic Power Systems, Inc.	175	191,336
Samsara, Inc. - Class A (a)	3,244	102,802
Tyler Technologies, Inc. (a)	279	95,524
Zscaler, Inc. (a)	144	20,202
		1,475,836

Materials - 2.6%
Vulcan Materials Co.	654	178,084

Real Estate - 1.0%
CoStar Group, Inc. (a)	1,653	66,682

Utilities - 3.6%
Vistra Corp.	1,634	245,639
TOTAL COMMON STOCKS (Cost $4,927,100)		6,525,683

SHORT-TERM INVESTMENTS - 4.6%	Shares	Value
Money Market Funds - 4.6% First American Government Obligations Fund - Class Z, 3.54% (b)	310,972	310,972
TOTAL SHORT-TERM INVESTMENTS (Cost $310,972)		310,972

TOTAL INVESTMENTS - 100.5% (Cost $5,238,072)		6,836,655

Liabilities in Excess of Other Assets - (0.5)%		(31,982)
TOTAL NET ASSETS - 100.0%		$6,804,673

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Mid-Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,525,683	$–	$–	$6,525,683
Money Market Funds	310,972	–	–	310,972
Total Investments	$6,836,655	$–	$–	$6,836,655

Refer to the Schedule of Investments for further disaggregation of investment categories.